Consolidated Statements of Income and Comprehensive Income (Parentheticals)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.03	¥ 0.22	¥ 0.60	¥ 0.18
Diluted	18,071,233	18,071,233	17,200,000	17,200,000